Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Disclosure of investments accounted for using the equity method
The following table summarizes Investments accounted for using the equity method:

	At December 31,
	2022	2021
	(€ million)
Joint ventures	€4,561	€5,635
Associates	195	297
Other	78	90
Total Investments accounted for using the equity method	€4,834	€6,022
The following table summarizes the share of profits of equity method investees included within Share of the profit/(loss) of equity method investees:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Joint Ventures(1)	€286	€737	€(95)
Associates	13	22	24
Other	(35)	(22)	(3)
Total Share of the profit/(loss) of equity method investees	€264	€737	€(74)
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(1) Includes FCA Bank

Disclosure of interests in joint ventures
The Company's ownership percentages and the carrying value of investments in joint ventures accounted for under the equity method were as follows:

	Ownership percentage		Investment balance
	At December 31,		At December 31,
	2022	2021	2022	2021
Joint ventures	Ownership percentage		(€ million)
Finance companies in partnership with Santander Consumer Finance	50.0%	50.0%	€2,092	€1,896
Finance companies in partnership with BNP Paribas Personal Finance	50.0%	50.0%	718	636
LeaseCo SAS	50.0%	—%	323	—
FCA Bank S.p.A.(1)	50.0%	50.0%	—	1,858
Tofas-Turk Otomobil Fabrikasi A.S.	37.9%	37.9%	932	727
Automotive Cells Company SE (“ACC”)	33.0%	50.0%	177	89
StarPlus Energy LLC	49.0%	—%	141	—
GAC FIAT Chrysler Automobiles Co.	50.0%	50.0%	—	130
Dongfeng Peugeot Citroën Auto Finance Company	—%	25.0%	—	137
Others			178	162
Total			€4,561	€5,635
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(1) The investment in FCA Bank S.p.A for the year ended December 31, 2022 has been reclassified to held for sale. Refer to Note 3, Scope of consolidation for additional information
The aggregate amounts recognized for the Company’s share in all individually immaterial joint ventures and associates accounted for using the equity method were as follows:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Joint ventures:
Profit/(loss) from continuing operations	€(152)	€168	€(372)
Net profit/(loss)	(152)	168	(372)
Other comprehensive loss	(47)	(72)	(4)
Total Other comprehensive (loss)/income	€(199)	€96	€(376)

Associates:
Income/(loss) from continuing operations	€13	€22	€24
Net income/(loss)	13	22	24
Other comprehensive income	—	13	—
Total Other comprehensive income	€13	€35	€24

Summary of financial information related to FCA Bank and the finance companies in partnership with Santander Consumer Finance
The following tables include summarized financial information relating to the finance companies in partnership with Santander Consumer Finance:

	At December 31,
	2022	2021
	(€ million)
Financial assets	€33,616	€31,959
Of which: Cash and cash equivalents	2,527	2,758
Other assets	1,600	1,147
Financial liabilities	28,558	27,445
Other liabilities	2,474	1,869
Total Equity	4,184	3,792

Carrying amount of interest
Company’s share of net assets	2,092	1,896
Carrying amount of interest	€2,092	€1,896

	Years ended December 31,
	2022	2021	2020
	(€ million)
Interest and similar income	€2,592	€2,300	€2,249
Interest and similar expenses	(1,258)	(997)	(979)
Income tax expense	(219)	(210)	(227)
Profit from continuing operations	690	673	552
Net profit	690	673	552

Net profit attributable to owners of the parent (A)	345	336	276
Other comprehensive income/(loss) attributable to owners of the parent (B)	(8)	15	(24)
Total Comprehensive income attributable to owners of the parent (A+B)	€337	€351	€252
Company’s share of net profit	€345	€336	€276

Disclosure of interests in associates	The aggregate amounts recognized for the Company’s share in all individually immaterial joint ventures and associates accounted for using the equity method were as follows:

	Years ended December 31,
	2022	2021	2020
	(€ million)
Joint ventures:
Profit/(loss) from continuing operations	€(152)	€168	€(372)
Net profit/(loss)	(152)	168	(372)
Other comprehensive loss	(47)	(72)	(4)
Total Other comprehensive (loss)/income	€(199)	€96	€(376)

Associates:
Income/(loss) from continuing operations	€13	€22	€24
Net income/(loss)	13	22	24
Other comprehensive income	—	13	—
Total Other comprehensive income	€13	€35	€24